Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
OPERATING ACTIVITIES
Net loss for the period before non-controlling interest	$ (8,017,051)	$ (27,408,368)
Items not affecting cash:
Amortization and depreciation	2,059,965	3,148,259
Impairment expense	266,470
Arbitration settlement reserve	(3,948,608)
Loss on disposal of Motorsports		678,931
Loss on disposal of P&E		9,767
Loss on extinguishment of debt		2,428,900
Gain on retained interest in former associate		(99,961)
Share of net loss of associate		103,930
Change in fair value of warrant liability	(3,940,303)	165,013
Change in fair value of convertible debt	(1,976,934)	7,863,649
Accretion of debt	4,610	99,231
Share-based payments	2,576,412	1,778,633
Total Adjustments	(12,975,439)	(11,232,016)
Changes in non-cash working capital:
Restricted cash	4,596	67,458
Accounts and other receivables	(884,149)	(1,205,489)
Government remittances	(393,867)	146,973
Publisher advance	1,526,326	(4,858,645)
Prepaid expenses and other	784,145	391,278
Held for sale - Eden	(275,191)
Accounts payable	2,923,555	(480,988)
Accrued liabilities	942,053	592,225
Players liability account	(4,596)	(67,458)
Deferred revenue	(1,469,385)	735,943
Changes in non-cash working capital	3,153,487	(4,678,703)
Net cash used in operating activities	(9,821,952)	(15,910,719)
INVESTING ACTIVITIES
Purchase of property and equipment	(47,671)	(90,013)
Cash from disposal of Motorsports		24,348
Net cash used in investing activities	(47,671)	(65,665)
FINANCING ACTIVITIES
Net proceeds from issuance of Units		31,017,374
Proceeds from convertible debentures		4,901,393
Net (payments) proceeds from promissory notes payable	(38,125)	(2,478,080)
Proceeds from exercise of warrants		258,156
Payments on lease financing	(141,077)	(109,875)
Payments on long-term debt	(50,714)	(107,967)
Net cash provided by financing activities	(229,916)	33,481,001
Impact of foreign exchange on cash	142,443	13,986
Change in cash	(9,957,096)	17,518,603
Cash, beginning of period	15,305,996	5,243,278
Cash, end of quarter	$ 5,348,900	$ 22,761,881